BALANCE SHEETS (PARENTHETICALS) (USD $)	Dec. 31, 2013	Dec. 31, 2012
BALANCE SHEETS [Abstract]
Ordinary shares, no par value
Common Stock, shares authorized	16,666,667	16,666,667
Common Stock, shares issued	10,345,912	10,345,912
Common Stock, shares outstanding	8,898,861	8,898,861
Treasury shares, shares	1,447,051	1,447,051